GOODWILL DISCLOSURE	12 Months Ended
Dec. 31, 2015
Goodwill [Abstract]
Goodwill Disclosure
NOTE 7—GOODWILL:

The changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2014 were as follows:
	Generics	Specialty	Other	Total

	(U.S. $ in millions)
Balance as of January 1, 2014	$9,088	$8,668	$1,225	$18,981
Changes during year:
Goodwill acquired	-	183	-	183
Translation differences and other	(358)	(349)	(49)	(756)
Balance as of December 31, 2014	$8,730	$8,502	$1,176	$18,408
Changes during year:
Goodwill acquired*	-	1,212	-	1,212
Translation differences and other	(265)	(294)	(36)	(595)

Balance as of December 31, 2015	$8,465	$9,420	$1,140	$19,025

*Mainly due to the Auspex acquisition in May 2015.

<><As of December 31, 2015, 2014 and 2013, the Company determined that there were no impairments to goodwill.